UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2021

LEGG MASON

GLOBAL INFRASTRUCTURE ETF

INFR

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Legg Mason Funds held in your account with your financial intermediary.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to track the investment results of an index composed of infrastructure-related equity securities from global markets constructed through the application of several fundamental factors.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Global Infrastructure ETF for the six-month period ended April 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 28, 2021

II	Legg Mason Global Infrastructure ETF

Performance review

For the six months ended April 30, 2021, Legg Mason Global Infrastructure ETF generated a 19.92% return on a net asset value (“NAV”)i basis and 20.96% based on its market priceii per share.

The performance table shows the Fund’s total return for the six months ended April 30, 2021 based on its NAV and market price as of April 30, 2021. The Fund seeks to track the investment results of an index composed of global infrastructure-related equity securities, the RARE Global Infrastructure Index (NTR)iii, which returned 20.17% for the same period. The Fund’s broad-based market index, the S&P Global Infrastructure Index (NTR)iv, returned 23.58% over the same time frame. The Lipper Global Infrastructure Funds Category Averagev returned 19.81% for the period. Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of April 30, 2021 (unaudited)
6 months
Legg Mason Global Infrastructure ETF:
$31.38 (NAV)	19.92%*†
$31.44 (Market Price)	20.96%*‡
RARE Global Infrastructure Index (NTR)	20.17%
S&P Global Infrastructure Index (NTR)	23.58%
Lipper Global Infrastructure Funds Category Average	19.81%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Market price returns are typically based upon the official closing price of the Fund’s shares. These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated March 1, 2021, the gross total annual fund operating expense ratio for the Fund was 0.45%.

The management agreement between Legg Mason ETF Investment Trust (the “Trust”) and Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”) (the “Management Agreement”) provides that LMPFA will pay all the operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the Management Agreement. LMPFA will also pay all subadvisory fees of the Fund. The manager has agreed to waive

Legg Mason Global Infrastructure ETF	III

Performance review (cont’d)

and/or reimburse management fees so that the ratio of total annual fund operating expenses will not exceed 0.40% (subject to the same exclusions as the Management Agreement). This arrangement cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price, which typically is based upon the official closing price of the Fund’s shares.

Looking for additional information?

The Fund’s daily NAV is available online at www.leggmason.com/etf. The Fund is traded under the symbol “INFR” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 28, 2021

RISKS: Equity securities are subject to market and price fluctuations. Companies in the infrastructure industry may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the effects of economic slowdowns, increased competition from other providers of services, uncertainties concerning costs, the level of government spending on infrastructure projects, and other factors. International investments are subject to special risks including currency fluctuations, social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. In rising markets, the value of large-cap stocks may not rise as much as smaller-cap stocks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The Fund may focus its investments in certain industries, increasing its

IV	Legg Mason Global Infrastructure ETF

vulnerability to market volatility. There is no guarantee that the Fund will achieve a high degree of correlation to the index it seeks to track. The Fund does not seek to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market, sector or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Net Asset Value (NAV) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

ii	Market price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.

iii

The RARE Global Infrastructure Index (NTR) (the “Underlying Index”) is constructed from global infrastructure-related equity securities. The Underlying Index utilizes a proprietary methodology created and sponsored by ClearBridge RARE Infrastructure (North America) Pty Limited (“RARE”) (formerly known as RARE Infrastructure (North America) Pty Ltd.)), the Fund’s subadviser. RARE is affiliated with both Legg Mason Partners Fund Advisor, LLC (“LMPFA”), the Fund’s investment manager, and the Fund. Securities that compose the Underlying Index include depositary receipts representing securities in the Underlying Index. The Underlying Index is composed of equity securities in developed and developing markets that are included in the MSCI ACWI All Cap Index. The Underlying Index’s securities are reconstituted quarterly and rebalanced quarterly.

iv	The S&P Global Infrastructure Index (NTR) is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability.

[v]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 94 funds in the Fund’s Lipper category.

Legg Mason Global Infrastructure ETF	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2021 and October 31, 2020. The composition of the Fund’s investments is subject to change at any time.

Legg Mason Global Infrastructure ETF 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on November 1, 2020 and held for the six months ended April 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
19.92%	$1,000.00	$1,199.20	0.40%	$2.18	5.00%	$1,000.00	$1,022.81	0.40%	$2.01

[1]	For the six months ended April 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2	Legg Mason Global Infrastructure ETF 2021 Semi-Annual Report

Schedule of investments (unaudited)

April 30, 2021

Legg Mason Global Infrastructure ETF

Security	Shares	Value
Common Stocks — 99.6%
Communication Services — 0.6%
Media — 0.6%
Eutelsat Communications SA	3,613	$45,733
SES SA, FDR	4,158	31,554
Total Communication Services		77,287
Energy — 11.9%
Oil, Gas & Consumable Fuels — 11.9%
Enbridge Inc.	16,012	617,078
Kinder Morgan Inc.	6,920	117,986
Koninklijke Vopak NV	2,765	126,816
ONEOK Inc.	1,225	64,117
Pembina Pipeline Corp.	2,173	67,016
TC Energy Corp.	7,701	380,668
Williams Cos. Inc.	4,797	116,855
Total Energy		1,490,536
Industrials — 38.1%
Road & Rail — 33.4%
Aurizon Holdings Ltd.	58,026	168,083
Canadian National Railway Co.	5,383	579,038
Central Japan Railway Co.	2,668	390,174
CSX Corp.	6,006	605,105
East Japan Railway Co.	8,536	584,061
Kansas City Southern	716	209,222
Keikyu Corp.	3,502	44,790
Keisei Electric Railway Co. Ltd.	2,332	72,752
Norfolk Southern Corp.	2,146	599,249
Tobu Railway Co. Ltd.	4,710	121,084
Union Pacific Corp.	2,834	629,403
West Japan Railway Co.	3,468	191,382
Total Road & Rail		4,194,343
Transportation Infrastructure — 4.7%
Atlantia SpA	5,016	97,971	*
Atlas Arteria Ltd.	20,750	96,811
CCR SA	10,879	24,243
China Merchants Port Holdings Co. Ltd.	39,718	63,718
COSCO SHIPPING Ports Ltd.	36,693	30,850
Enav SpA	8,195	38,099	(a)
International Container Terminal Services Inc.	16,773	45,251
Jiangsu Expressway Co. Ltd., Class H Shares	47,703	56,260
Promotora y Operadora de Infraestructura SAB de CV	6,509	50,289

See Notes to Financial Statements.

Legg Mason Global Infrastructure ETF 2021 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

April 30, 2021

Legg Mason Global Infrastructure ETF

Security	Shares	Value
Transportation Infrastructure — continued
Shenzhen International Holdings Ltd.	22,095	$36,811
Yuexiu Transport Infrastructure Ltd.	40,463	24,902
Zhejiang Expressway Co. Ltd., Class H Shares	27,986	24,358
Total Transportation Infrastructure		589,563
Total Industrials		4,783,906
Utilities — 49.0%
Electric Utilities — 30.8%
American Electric Power Co. Inc.	1,707	151,428
AusNet Services	19,511	28,560
CEZ AS	1,339	37,354
Chubu Electric Power Co. Inc.	5,066	61,202
Chugoku Electric Power Co. Inc.	2,323	25,928
CK Infrastructure Holdings Ltd.	6,353	38,935
CLP Holdings Ltd.	19,845	195,848
Contact Energy Ltd.	5,471	29,598
Duke Energy Corp.	2,936	295,626
Edison International	724	43,042
EDP - Energias de Portugal SA	28,134	156,537
Emera Inc.	960	43,599
Endesa SA	2,981	78,445
Enel Americas SA	138,828	19,665
Enel SpA	56,271	559,999
Entergy Corp.	574	62,732
Equatorial Energia SA	5,287	24,402
Evergy Inc.	432	27,635
Exelon Corp.	1,860	83,588
FirstEnergy Corp.	1,029	39,020
Fortis Inc.	1,773	79,023
HK Electric Investments & HK Electric Investments Ltd.	23,668	23,708
Hydro One Ltd.	1,083	25,944	(a)
Iberdrola SA	48,383	654,366
Kansai Electric Power Co. Inc.	3,589	35,527
Korea Electric Power Corp.	1,637	34,805
Kyushu Electric Power Co. Inc.	3,086	28,176
Pinnacle West Capital Corp.	322	27,257
Power Assets Holdings Ltd.	12,871	79,130
PPL Corp.	1,468	42,763
Red Electrica Corp. SA	4,510	82,930
Southern Co.	3,022	199,966
Spark Infrastructure Group	18,135	30,678

See Notes to Financial Statements.

4	Legg Mason Global Infrastructure ETF 2021 Semi-Annual Report

Legg Mason Global Infrastructure ETF

Security	Shares	Value
Electric Utilities — continued
SSE PLC	5,391	$109,573
Tenaga Nasional Bhd	31,916	77,601
Terna Rete Elettrica Nazionale SpA	14,409	106,328
Tohoku Electric Power Co. Inc.	3,505	30,880
Tokyo Electric Power Co. Holdings Inc.	6,716	19,846	*
Transmissora Alianca de Energia Eletrica SA	3,606	27,577
Xcel Energy Inc.	2,050	146,165
Total Electric Utilities		3,865,386
Gas Utilities — 3.1%
APA Group	9,209	71,348
Atmos Energy Corp.	364	37,707
Enagas SA	2,292	49,995
Italgas SpA	4,665	30,448
Naturgy Energy Group SA	2,190	56,233
Snam SpA	15,015	84,591
Tokyo Gas Co. Ltd.	2,993	60,597
Total Gas Utilities		390,919
Independent Power and Renewable Electricity Producers — 0.2%
Northland Power Inc.	534	18,379
Multi-Utilities — 13.2%
Algonquin Power & Utilities Corp.	2,298	37,042
Ameren Corp.	728	61,764
Consolidated Edison Inc.	979	75,784
Dominion Energy Inc.	2,398	191,600
DTE Energy Co.	459	64,269
E.ON SE	13,882	167,546
Engie SA	11,069	164,829	*
National Grid PLC	36,929	465,591
NiSource Inc.	1,117	29,064
Public Service Enterprise Group Inc.	1,926	121,646
Sempra Energy	578	79,516
Suez SA	1,643	39,280
Veolia Environnement SA	2,567	81,858
WEC Energy Group Inc.	812	78,902
Total Multi-Utilities		1,658,691
Water Utilities — 1.7%
Guangdong Investment Ltd.	15,429	23,759
Pennon Group PLC	2,642	37,824

See Notes to Financial Statements.

Legg Mason Global Infrastructure ETF 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2021

Legg Mason Global Infrastructure ETF

Security	Shares	Value
Water Utilities — continued
Severn Trent PLC	2,348	$80,525
United Utilities Group PLC	5,246	70,324
Total Water Utilities		212,432
Total Utilities		6,145,807
Total Investments — 99.6% (Cost — $11,942,991)		12,497,536
Other Assets in Excess of Liabilities — 0.4%		54,461
Total Net Assets — 100.0%		$12,551,997

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation(s) used in this schedule:

FDR	— Fiduciary Depositary Receipts

Summary of Investments by Country*
United States	33.6%
Canada	14.8
Japan	13.3
Spain	7.4
Italy	7.3
United Kingdom	6.1
Australia	3.2
Hong Kong	2.7
France	2.7
China	2.1
Germany	1.3
Portugal	1.3
Netherlands	1.0
Malaysia	0.6
Brazil	0.6
Mexico	0.4
Philippines	0.4
Czech Republic	0.3
South Korea	0.3
Luxembourg	0.2
New Zealand	0.2
Chile	0.2
100.0%

See Notes to Financial Statements.

6	Legg Mason Global Infrastructure ETF 2021 Semi-Annual Report

Legg Mason Global Infrastructure ETF

*	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2021 and are subject to change.

See Notes to Financial Statements.

Legg Mason Global Infrastructure ETF 2021 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

April 30, 2021

Assets:
Investments, at value (Cost — $11,942,991)	$12,497,536
Foreign currency, at value (Cost — $5,559)	5,541
Cash	34,800
Dividends and interest receivable	18,227
Receivable for securities sold	4,754
Total Assets	12,560,858

Liabilities:
Payable for securities purchased	4,754
Investment management fee payable	4,107
Total Liabilities	8,861
Total Net Assets	$12,551,997

Net Assets:
Par value (Note 5)	$4
Paid-in capital in excess of par value	13,509,584
Total distributable earnings (loss)	(957,591)
Total Net Assets	$12,551,997

Shares Outstanding	400,000

Net Asset Value	$31.38

See Notes to Financial Statements.

8	Legg Mason Global Infrastructure ETF 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2021

Investment Income:
Dividends	$141,636
Interest	12
Less: Foreign taxes withheld	(11,722)
Total Investment Income	129,926

Expenses:
Investment management fee (Note 2)	21,206
Total Expenses	21,206
Less: Fee waivers and/or expense reimbursements (Note 2)	(2,356)
Net Expenses	18,850
Net Investment Income	111,076

Realized and Unrealized Gain on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Investment transactions	447,684
Foreign currency transactions	640
Net Realized Gain	448,324
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	1,134,580
Foreign currencies	32
Change in Net Unrealized Appreciation (Depreciation)	1,134,612
Net Gain on Investments and Foreign Currency Transactions	1,582,936
Increase in Net Assets From Operations	$1,694,012

See Notes to Financial Statements.

Legg Mason Global Infrastructure ETF 2021 Semi-Annual Report	9

Statements of changes in net assets

For the Six Months Ended April 30, 2021 (unaudited) and the Year Ended October 31, 2020	2021	2020

Operations:
Net investment income	$111,076	$451,597
Net realized gain (loss)	448,324	(384,062)
Change in net unrealized appreciation (depreciation)	1,134,612	(2,090,954)
Increase (Decrease) in Net Assets From Operations	1,694,012	(2,023,419)

Distributions to Shareholders From (Note 1):
Total distributable earnings	(98,000)	(453,501)
Decrease in Net Assets From Distributions to Shareholders	(98,000)	(453,501)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (300,000 and 0 shares issued, respectively)	9,037,455	—
Cost of shares repurchased (200,000 and 400,000 shares repurchased, respectively)	(6,005,130)	(11,425,490)
Increase (Decrease) in Net Assets From Fund Share Transactions	3,032,325	(11,425,490)
Increase (Decrease) in Net Assets	4,628,337	(13,902,410)

Net Assets:
Beginning of period	7,923,660	21,826,070
End of period	$12,551,997	$7,923,660

See Notes to Financial Statements.

10	Legg Mason Global Infrastructure ETF 2021 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
	2021[1,2]	2020[2]	2019[2]	2018[2]	2017[2,3]

Net asset value, beginning of period	$26.41	$31.18	$26.49	$29.15	$25.18

Income (loss) from operations:
Net investment income	0.35	0.83	0.98	1.01	0.64
Net realized and unrealized gain (loss)	4.90	(4.63)	4.75	(2.64)	3.88
Total income (loss) from operations	5.25	(3.80)	5.73	(1.63)	4.52
Less distributions from:
Net investment income	(0.28)	(0.97)	(1.04)	(1.03)	(0.55)
Total distributions	(0.28)	(0.97)	(1.04)	(1.03)	(0.55)

Net asset value, end of period	$31.38	$26.41	$31.18	$26.49	$29.15
Total return, based on NAV[4]	19.92%	(12.29)%	21.93%	(5.76)%	18.04%

Net assets, end of period (000s)	$12,552	$7,924	$21,826	$29,137	$34,975

Ratios to average net assets:
Gross expenses	0.45%[5]	0.45%	0.45%	0.49%	0.53%[5]
Net expenses[6]	0.40 [5,7]	0.40 [7]	0.40 [7]	0.47 [7]	0.53 [5]
Net investment income	2.36 [5]	2.86	3.35	3.57	2.67 [5]

Portfolio turnover rate[8]	21%	56%	28%	45%	43%

[1]	For the six months ended April 30, 2020 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the period December 29, 2016 (inception date) to October 31, 2017.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation, effective May 4, 2018, the ratio of total annual fund operating expenses, other than interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement, to average net assets did not exceed 0.40%. This expense limitation cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

Legg Mason Global Infrastructure ETF 2021 Semi-Annual Report	11

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Global Infrastructure ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and trade at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the RARE Global Infrastructure Index (the “Underlying Index”). The Underlying Index is constructed from global infrastructure-related equity securities and utilizes a proprietary methodology created and sponsored by ClearBridge RARE Infrastructure (North America) Pty Limited (“RARE”), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services,

12	Legg Mason Global Infrastructure ETF 2021 Semi-Annual Report

which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Legg Mason Global Infrastructure ETF 2021 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	12,497,536	—	—	12,497,536
Total Investments	12,497,536	—	—	12,497,536

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

14	Legg Mason Global Infrastructure ETF 2021 Semi-Annual Report

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Legg Mason Global Infrastructure ETF 2021 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and RARE is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, RARE and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

16	Legg Mason Global Infrastructure ETF 2021 Semi-Annual Report

LMPFA has agreed to waive and/or reimburse investment management fees so that the ratio of total annual fund operating expenses will not exceed 0.40% of the Fund’s average daily net assets (subject to the same exclusions as the investment management agreement). This arrangement cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent.

During the six months ended April 30, 2021, fees waived and/or expenses reimbursed amounted to $2,356.

As compensation for its subadvisory services, LMPFA pays RARE a fee monthly, at an annual rate equal to 90% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Legg Mason Investor Services, LLC (“LMIS”) serves as the distributor of Creation Units for the Fund on an agency basis. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$2,185,541
Sales	2,001,002

During the six months ended April 30, 2021, in-kind transactions (Note 5) were as follows:
Contributions	$8,689,578
Redemptions	5,852,959
Realized gain (loss)*	504,771

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.

Legg Mason Global Infrastructure ETF 2021 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statement of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statement of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

At April 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$11,942,991	$870,521	$(315,976)	$554,545

4. Derivative instruments and hedging activities

During the six months ended April 30, 2021, the Fund did not invest in derivative instruments.

5. Fund share transactions

At April 30, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Deferred capital losses

As of October 31, 2020, the Fund had deferred capital losses of $1,957,037, which have no expiration date, that will be available to offset future taxable capital gains.

7. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

18	Legg Mason Global Infrastructure ETF 2021 Semi-Annual Report

8. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

Legg Mason Global Infrastructure ETF 2021 Semi-Annual Report	19

Legg Mason

Global Infrastructure ETF

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten*

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

*	Effective January 1, 2021, Ms. Duersten became Chair.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge RARE Infrastructure (North America) Pty Limited

Custodian

The Bank of New York Mellon

Transfer agent

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Global Infrastructure ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Legg Mason Global Infrastructure ETF

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Global Infrastructure ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

ETF Index Disclaimers

The MSCI ACWI All Cap Index (the “MSCI Index”) was used by ClearBridge RARE Infrastructure (North America) Pty Limited (“RARE”) (formerly known as RARE Infrastructure (North America) Pty Ltd.) as the reference universe for selection of the component securities included in the RARE Global Infrastructure Index (the “Underlying Index”). MSCI Inc. does not in any way sponsor, support, promote or endorse the Underlying Index or Legg Mason Global Infrastructure ETF (the “Fund”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the Underlying Index. The MSCI Index was provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Index (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the MSCI Index, the Underlying Index or the Fund.

The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Underlying Index and/or Underlying Index trade mark or the Underlying Index Price at any time or in any other respect. The Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or the Underlying Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in this Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this Fund.

RARE does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and RARE shall not have any liability for any errors, omissions or interruptions therein. RARE makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index, or any data included therein, either in connection with the Fund or for any other use. RARE makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall RARE have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

ETFF377674 6/21 SR21-4155

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: June 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: June 18, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: June 18, 2021